UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 138.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
BE Aerospace, Inc.
Term Loan, 3.94%, Maturing December 16, 2021		962	$967,497
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		311	309,240
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		420	335,907
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,967	1,867,526
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		2,604	2,602,374
Term Loan, 3.98%, Maturing June 4, 2021		1,779	1,775,149
Term Loan, 3.78%, Maturing June 9, 2023		4,322	4,317,500
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		963	958,800

			$13,133,993

Automotive — 2.9%
Allison Transmission, Inc.
Term Loan, 3.28%, Maturing September 23, 2022		1	$1,460
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		600	606,283
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		973	978,578
FCA US, LLC
Term Loan, 3.53%, Maturing May 24, 2017		1,668	1,669,599
Term Loan, 3.27%, Maturing December 31, 2018		1,209	1,212,581
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		3,827	3,802,957
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		789	804,258
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,080	2,088,155
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		725	730,438
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		1,185	1,193,887
Term Loan, 3.75%, Maturing June 30, 2022	EUR	790	863,252
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		1,343	1,348,921
Visteon Corporation
Term Loan, 3.93%, Maturing April 9, 2021		627	629,565

			$15,929,934

Beverage and Tobacco — 0.7%
9941762 Canada, Inc.
Term Loan, 4.75%, Maturing December 15, 2023		2,150	$2,179,563

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,165	$961,231
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		1,000	600,000
Jacobs Douwe Egberts International B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	96	105,662

			$3,846,456

Brokerage/Securities Dealers/Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		1,015	$1,021,662
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		2,932	2,730,176
Astro AB Borrower, Inc.
Term Loan - Second Lien, 9.79%, Maturing March 3, 2023		275	275,687
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021		750	717,806

			$4,745,331

Building and Development — 3.3%
American Bath Group, LLC
Term Loan, 6.25%, Maturing September 30, 2023		798	$805,980
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.53%, Maturing October 31, 2023		2,675	2,698,824
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		1,007	1,015,874
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,894	1,915,239
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021		3,878	3,902,662
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		389	391,098
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		300	303,938
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023		2,625	2,660,624
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023		1,863	1,867,620
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022		570	573,853
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022		616	622,359
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023		574	579,298
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024		1,350	1,356,750

			$18,694,119

Business Equipment and Services — 10.9%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021		2,977	$2,883,409
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022		2,034	2,054,035
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,665	1,629,712
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		800	803,874

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		1,147	$1,158,453
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)		400	400,000
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		408	410,842
Ceridian, LLC
Term Loan, 4.54%, Maturing September 15, 2020		602	601,137
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019		924	930,227
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		271	275,164
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,144	920,925
Education Management, LLC
Term Loan, 5.51%, Maturing July 2, 2020		266	62,481
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		505	25,273
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		4,455	4,466,378
Term Loan, 6.00%, Maturing February 9, 2023		2,970	2,965,058
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(4)		1,250	1,258,594
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,386	1,388,824
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		2,357	2,378,387
First Data Corporation
Term Loan, 3.78%, Maturing July 10, 2022		2,449	2,468,026
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	2,758	2,035,015
Term Loan, 4.00%, Maturing November 7, 2020		1,995	2,001,859
Global Payments, Inc.
Term Loan, 3.28%, Maturing April 22, 2023		349	353,838
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,212	2,225,635
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		850	860,625
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	1,022	1,117,242
Term Loan, 4.25%, Maturing August 11, 2023		2,465	2,474,504
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		1,995	2,017,444
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		2,635	2,656,885
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		5,850	5,917,474
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		833	806,048
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		2,188	2,221,151
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		1,281	1,283,020

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		2,120	$2,146,680
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		3,218	3,211,110
TNS, Inc.
Term Loan, 5.04%, Maturing February 14, 2020		522	527,416
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		1,151	1,163,095
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		500	503,750
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		251	253,347

			$60,856,937

Cable and Satellite Television — 4.7%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		1,175	$1,190,422
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		220	222,417
Charter Communications Operating, LLC
Term Loan, 3.03%, Maturing January 15, 2024		2,059	2,069,366
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		3,557	3,601,891
MCC Iowa, LLC
Term Loan, 3.50%, Maturing June 30, 2021		853	860,723
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	691	756,493
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		819	827,512
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(4)		700	706,500
Telenet International Finance S.a.r.l.
Term Loan, 3.77%, Maturing January 31, 2025		1,950	1,971,415
UPC Financing Partnership
Term Loan, 3.77%, Maturing August 31, 2024		3,275	3,290,789
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	1,862,700
Term Loan, 3.52%, Maturing January 31, 2025		6,725	6,775,437
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	2,050	2,224,385

			$26,360,050

Chemicals and Plastics — 7.7%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		995	$993,738
Atotech B.V.
Term Loan, Maturing January 31, 2024(4)		550	553,781
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		2,687	2,721,742
Chemours Company (The)
Term Loan, 3.78%, Maturing May 12, 2022		459	459,051
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		505	508,579
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		550	550,917

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		146	$146,876
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		881	882,975
GCP Applied Technologies, Inc.
Term Loan, 4.25%, Maturing February 3, 2022		546	552,698
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		2,195	2,217,396
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		823	828,766
Term Loan, 3.93%, Maturing April 1, 2023		1,895	1,914,993
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	418	456,390
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	978	1,067,637
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,081	4,093,210
Term Loan, 4.25%, Maturing March 31, 2022		688	693,189
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		3,350	3,394,599
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		292	292,844
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,142	1,157,407
Term Loan, 5.00%, Maturing June 7, 2023		3,393	3,439,155
Minerals Technologies, Inc.
Term Loan, 3.78%, Maturing May 9, 2021		1,010	1,025,200
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	816	898,044
Term Loan, 4.00%, Maturing July 25, 2021		1,141	1,148,248
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		677	664,552
PolyOne Corporation
Term Loan, 3.00%, Maturing November 12, 2022		495	498,252
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		2,189	2,217,939
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		290	291,134
Term Loan, 4.50%, Maturing July 31, 2021	EUR	953	1,048,636
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		66	66,190
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		373	375,077
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		320	324,247
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,914	2,923,827
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		3,209	3,208,037
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		1,330	1,343,047

			$42,958,373

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		1,994	$1,825,520

			$1,825,520

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,394,729
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,757	2,580,971

			$3,975,700

Containers and Glass Products — 3.0%
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		2,093	$2,104,974
Term Loan, 3.50%, Maturing January 6, 2021		612	615,448
Term Loan, 3.29%, Maturing October 3, 2022		964	972,509
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		1,925	1,943,347
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	1,650	1,816,321
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021		372	374,375
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		360	360,547
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		5,347	5,370,592
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	1,965	2,159,853
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		1,169	1,176,839

			$16,894,805

Cosmetics/Toiletries — 0.8%
Coty, Inc.
Term Loan, 3.27%, Maturing October 27, 2022		868	$881,475
Galleria Co.
Term Loan, 3.81%, Maturing September 29, 2023		1,725	1,738,465
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		1,555	1,572,810

			$4,192,750

Drugs — 6.8%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		1,388	$1,408,539
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021		360	362,662
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,008	1,009,072
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		3,143	3,148,069
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		2,840	2,863,666
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		2,585	2,605,564

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		2,599	$2,598,028
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		1,207	1,224,724
Term Loan, 5.50%, Maturing May 7, 2021		2,175	2,199,469
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		6,671	6,725,471
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,483	1,480,746
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.53%, Maturing October 20, 2018		1,204	1,203,750
Term Loan, 5.27%, Maturing December 11, 2019		1,028	1,031,524
Term Loan, 5.27%, Maturing August 5, 2020		3,031	3,040,176
Term Loan, 5.53%, Maturing April 1, 2022		6,919	6,947,836

			$37,849,296

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		2,097	$2,119,927
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		3,262	3,303,279
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	1,397	1,073,199
Term Loan, 3.75%, Maturing September 29, 2023		848	851,584

			$7,347,989

Electronics/Electrical — 12.3%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		2,071	$1,066,549
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		1,094	1,103,943
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		1,900	1,927,708
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		1,950	1,981,397
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		689	671,946
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		913	924,095
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		1,048	1,071,708
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		1,355	1,364,155
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		254	256,197
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		814	800,431
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		1,485	1,488,722
Term Loan, 4.50%, Maturing April 6, 2020		995	1,000,597
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		4,431	4,462,894
Hyland Software, Inc.
Term Loan, 4.50%, Maturing July 1, 2022		1,871	1,882,962
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		550	558,708

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	1,575	$1,579,594
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,025	6,020,471
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,382	3,375,846
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	562	562,220
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021	810	823,512
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	908	917,223
Term Loan, 4.79%, Maturing November 19, 2021	1,932	1,953,924
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,341	1,347,976
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,223	1,231,971
Microsemi Corporation
Term Loan, 3.02%, Maturing January 15, 2023	566	570,254
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023	1,297	1,315,391
NXP B.V.
Term Loan, 3.24%, Maturing December 7, 2020	931	936,392
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021	2,154	2,165,342
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	225,187
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	1,172	1,184,620
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	198	191,473
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	4,217	3,845,670
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022	162	164,414
Term Loan, 4.03%, Maturing July 8, 2022	1,693	1,713,235
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,996	2,024,918
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	852	822,561
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024	775	779,198
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	725	726,586
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	4,218	4,250,351
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	2,211	2,102,338
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	2,294	2,314,529
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	1,144	1,147,862
Western Digital Corporation
Term Loan, 4.53%, Maturing April 29, 2023	1,970	1,995,958

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	1,577	$1,592,962

		$68,443,990

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)	275	$277,750
Term Loan, Maturing January 13, 2022(4)	4,100	4,157,228

		$4,434,978

Financial Intermediaries — 4.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	412	$418,744
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,956	1,941,572
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,525	1,492,594
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,967	1,972,086
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	474	479,883
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	471	477,512
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	898	902,771
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	1,147	1,156,772
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021	676	678,091
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	62	57,568
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	297	298,696
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	2,200	2,233,000
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	400	404,833
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	2,600	2,664,189
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	936	938,726
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	2,117	2,137,734
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	4,611	4,444,945

		$22,699,716

Food Products — 4.8%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	1,485	$1,504,679
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	1,245	1,256,092
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	848	851,269
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	1,179	1,067,854
Term Loan - Second Lien, 8.45%, Maturing August 18, 2021	1,500	1,072,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018		2,249	$2,263,052
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		759	761,496
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		862	864,737
Term Loan, 3.75%, Maturing September 18, 2020		1,524	1,526,632
Term Loan, 4.00%, Maturing October 30, 2022		668	672,009
Term Loan, Maturing October 30, 2022(4)		6,300	6,331,500
Keurig Green Mountain, Inc.
Term Loan, 5.31%, Maturing March 3, 2023		491	498,880
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		3,706	3,737,260
Term Loan, 6.25%, Maturing May 5, 2023	GBP	995	1,268,920
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		1,132	1,139,991
Pinnacle Foods Finance, LLC
Term Loan, Maturing January 27, 2024(4)		800	799,000
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	1,250	1,372,883

			$26,988,754

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		4,640	$4,689,128
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		995	993,401
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		346	350,766
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		2,575	2,603,050
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		1,434	1,459,151
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		1,620	1,625,260
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		265	267,310
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(4)		1,025	1,019,875
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020		5,665	5,047,442
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023		970	984,434

			$19,039,817

Food/Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021		1,338	$1,346,650
Term Loan, 4.25%, Maturing December 22, 2022		1,496	1,507,472
Term Loan, 4.06%, Maturing June 22, 2023		3,747	3,775,384
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		1,450	1,457,930
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		1,500	1,506,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,709	$1,721,862

		$11,316,173

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	1,047	$1,057,849

		$1,057,849

Health Care — 15.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022	245	$246,940
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022	320	322,686
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	836	848,457
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,583	1,586,426
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,193	1,182,120
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,030	1,033,011
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	761	768,605
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	798	798,000
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	675	682,594
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	569,588
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,429	3,428,895
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	32	32,547
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	2,160	2,181,745
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,479	2,360,349
Term Loan, 4.00%, Maturing January 27, 2021	2,637	2,500,391
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	494	497,580
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023	575	579,492
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	987	981,819
DaVita HealthCare Partners, Inc.
Term Loan, 3.53%, Maturing June 24, 2021	3,144	3,190,066
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,118	2,072,307
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	6,075	6,138,915
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	86	86,946
Term Loan, 4.25%, Maturing August 30, 2020	286	287,312

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	2,095	$2,108,628
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,062	1,069,578
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,632	2,650,710
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(4)	3,400	3,424,082
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,580	1,576,051
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	923	929,419
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023	3,325	3,353,798
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	1,463	1,468,604
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	5,876	5,893,347
Term Loan, Maturing January 25, 2024(4)	2,675	2,661,625
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	2,006	2,018,995
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	725	681,935
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	419	412,634
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	3,682	3,737,999
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	305	299,983
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	1,008	1,011,659
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	992	995,545
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	501	252,880
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	2,403	2,312,504
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,076	1,943,883
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,846	2,831,035
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	750	753,281
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021	1,913	1,930,209
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023	1,407	1,411,292
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018	1,095	1,104,276
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	691	695,130
Team Health, Inc.
Term Loan, Maturing January 17, 2024(4)	2,025	2,025,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		2,127	$2,132,318

			$84,063,191

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023		4,450	$4,452,781

			$4,452,781

Industrial Equipment — 6.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,479	$2,436,977
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,144	1,158,553
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	1,197	1,318,206
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		417	417,088
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		802	813,747
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		912	919,058
Term Loan, 5.50%, Maturing January 15, 2021		571	579,248
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		183	183,935
Term Loan, Maturing November 21, 2020(4)		417	420,241
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		6,153	6,093,312
Term Loan, 4.75%, Maturing July 30, 2020	EUR	387	418,114
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		5,849	5,843,514
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,845	2,865,383
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,122	1,123,139
Term Loan, Maturing June 20, 2023(4)		2,800	2,821,000
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		1,542	1,433,685
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	900	981,417
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		3,810	3,837,885
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,000	1,012,066
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		286	277,364
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		1,131	1,123,525
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		962	961,898

			$37,039,355

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		2,369	$2,386,767

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)	2,175	$2,187,574
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	966	980,453
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	1,100	1,116,500
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020	388	391,551
Term Loan, 4.25%, Maturing August 4, 2022	4,966	5,022,615
Term Loan, 4.75%, Maturing November 3, 2023	1,820	1,841,828
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,300	2,330,187
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	1,855	1,600,385
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020	1,000	812,200
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	2,734	2,744,682
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024	425	430,932
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,539	2,549,562

		$24,395,236

Leisure Goods/Activities/Movies — 5.4%
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2022	2,148	$2,170,968
Term Loan, 3.53%, Maturing December 15, 2023	550	555,729
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	2,150	2,175,196
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	4,378	4,411,746
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	1,416	1,430,412
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	420	423,622
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	1,832	1,850,082
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,226	1,234,878
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	234	234,522
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	197	198,298
Term Loan, 5.82%, Maturing May 8, 2021	1,529	1,536,807
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	2,488	2,511,677
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	503	513,187
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	1,709	1,734,593
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	961	967,610
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	1,720	1,702,853
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	1,073	429,155

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	2,049	$2,039,242
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	1,974	1,796,451
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	1,421	1,431,358
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	788	793,135

		$30,141,521

Lodging and Casinos — 4.1%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	4,304	$4,333,836
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	1,997	2,009,980
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	151	152,105
Term Loan, 3.76%, Maturing September 15, 2023	823	831,754
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	924	1,046,332
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	639	646,726
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	1,297	1,307,171
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	925	937,141
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	127	128,410
Term Loan, 4.54%, Maturing November 21, 2019	296	299,624
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	291	293,702
Term Loan, 3.27%, Maturing October 25, 2023	3,956	4,001,567
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	770	773,785
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.53%, Maturing April 25, 2023	1,911	1,926,086
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	484	485,715
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	2,769	2,799,661
Term Loan, 6.01%, Maturing October 1, 2021	482	487,358
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	363	363,719

		$22,824,672

Nonferrous Metals/Minerals — 1.8%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	300	$329,946
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	609	619,681
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	664	668,911
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,967	2,907,521
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	823	833,224

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	1,924	$1,828,468
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	1,009	179,677
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	294	294,551
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,125	2,127,656
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	553	197,892

		$9,987,527

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	2,995	$1,692,039
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,751	1,755,378
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	798	813,600
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	953	956,875
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	1,680	1,676,382
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,027	992,980
Term Loan, 8.00%, Maturing August 31, 2020	550	534,187
Term Loan, 8.38%, Maturing September 30, 2020	727	657,848
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	973	771,179
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	682	562,789
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	6,846	6,887,152
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	839	352,538
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,850	531,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,208	2,368,250
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	35	31,024
Term Loan, 4.44%, Maturing December 16, 2020	93	83,188
Term Loan, 4.44%, Maturing December 16, 2020	672	598,010
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	114	101,385
Term Loan, 4.45%, Maturing October 1, 2019	187	165,986
Term Loan, 4.45%, Maturing October 1, 2019	1,413	1,252,647
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	55	44,873

		$22,830,185

Publishing — 2.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	338	$185,731
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,724	1,737,255

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		5,315	$4,600,766
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		3,582	3,607,007
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022		1,208	1,220,417
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022		591	590,562
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		1,646	1,660,780
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020		1,408	1,411,628
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022		800	796,000

			$15,810,146

Radio and Television — 4.3%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		401	$380,036
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		1,940	1,779,109
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023		1,200	1,212,294
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,137	2,736,503
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023		969	981,828
Gray Television, Inc.
Term Loan, 3.96%, Maturing June 13, 2021		245	246,439
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		570	570,435
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019		2,132	1,792,320
Term Loan, 8.28%, Maturing July 30, 2019		364	305,996
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		314	317,790
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		3,411	3,449,116
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021		830	830,172
Sinclair Television Group, Inc.
Term Loan, 3.03%, Maturing January 3, 2024		481	483,445
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,083	4,094,840
Term Loan, 4.00%, Maturing March 1, 2020		4,663	4,679,038

			$23,859,361

Retailers (Except Food and Drug) — 6.9%
B&M Retail Limited
Term Loan, 2.98%, Maturing May 21, 2019	GBP	350	$440,116
Term Loan, 3.48%, Maturing April 28, 2020	GBP	275	346,166
Bass Pro Group, LLC
Term Loan, 4.02%, Maturing June 5, 2020		2,322	2,295,308
Term Loan, 5.97%, Maturing December 16, 2023		1,300	1,266,179

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(4)	975	$978,250
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023	4,790	4,826,636
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	44	44,369
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	2,015	1,725,885
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	2,137	1,986,004
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023	2,562	2,589,881
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	2,919	1,639,149
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	1,416	1,399,128
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	3,277	3,272,964
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	2,181	1,817,483
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	2,465	2,474,949
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	4,667	4,632,237
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	2,183	2,125,493
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	512	481,163
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	426	410,266
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	2,499	2,444,657
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	900	905,625
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	375	367,754

		$38,469,662

Steel — 0.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	2,992	$3,012,739
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	349	346,903
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	64	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	671	679,320

		$4,038,962

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	1,020	$1,023,461
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	110	110,574
Term Loan, 4.00%, Maturing July 31, 2022	362	363,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,532	$1,419,108

		$2,916,751

Telecommunications — 4.3%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	1,049	$1,058,179
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	1,175	1,180,875
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	7,550	7,444,836
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,137	2,067,487
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	647	654,552
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(4)	3,450	3,450,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,942	1,755,417
Term Loan, 4.04%, Maturing April 23, 2019	1,735	1,568,201
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	4,838	4,889,882

		$24,069,429

Utilities — 3.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.03%, Maturing May 3, 2020	1,013	$1,015,572
Term Loan, 3.28%, Maturing January 31, 2022	386	386,216
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	850	852,125
Term Loan, Maturing December 26, 2019(4)	475	475,297
Term Loan, 3.75%, Maturing January 15, 2024	3,127	3,144,967
Dayton Power & Light Company (The)
Term Loan, 4.03%, Maturing August 24, 2022	550	558,594
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	271	272,968
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	1,725	1,737,722
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	109,622
Term Loan, 5.00%, Maturing December 19, 2021	2,417	2,441,568
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	193	187,496
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	137	138,861
Term Loan, Maturing November 22, 2023(4)	1,438	1,458,041
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	1,299	1,267,925
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	2,733	2,473,704
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	1,259	1,274,076

		$17,794,754

		Value
Total Senior Floating-Rate Loans (identified cost $785,490,259)		$775,286,063

Corporate Bonds & Notes — 8.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	$75,375
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	15	15,675
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,800
TransDigm, Inc.
6.00%, 7/15/22	85	85,850
6.50%, 7/15/24	80	80,500

		$304,200

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,188
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	71,222
3.25%, 5/15/18	10	10,142
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	150	154,500

		$256,052

Brokerage/Securities Dealers/Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$55,963

		$55,963

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	18	$20,948
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	50	54,437
HD Supply, Inc.
5.25%, 12/15/21(6)	40	42,250
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	72,375
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	120	127,515
Standard Industries, Inc.
5.375%, 11/15/24(6)	70	72,537
6.00%, 10/15/25(6)	55	58,369
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,013
5.875%, 6/15/24	60	62,400
USG Corp.
5.50%, 3/1/25(6)	5	5,256

		$562,100

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
First Data Corp.
6.75%, 11/1/20(6)		274	$283,247
7.00%, 12/1/23(6)		155	164,688
5.00%, 1/15/24(6)		20	20,275
FTI Consulting, Inc.
6.00%, 11/15/22		40	41,750
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		45	48,263
United Rentals North America, Inc.
7.625%, 4/15/22		14	14,691
6.125%, 6/15/23		15	15,900

			$588,814

Cable and Satellite Television — 0.3%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		155	$160,847
5.75%, 1/15/24		10	10,525
5.375%, 5/1/25(6)		95	99,156
5.75%, 2/15/26(6)		45	47,798
CSC Holdings, LLC
8.625%, 2/15/19		15	16,688
5.25%, 6/1/24		10	10,022
DISH DBS Corp.
6.75%, 6/1/21		120	129,300
5.875%, 7/15/22		30	31,260
5.875%, 11/15/24		5	5,075
IAC/InterActiveCorp
4.875%, 11/30/18		44	44,682
Virgin Media Secured Finance PLC
6.00%, 4/15/21(6)	GBP	553	724,854
5.50%, 1/15/25(6)		550	565,812

			$1,846,019

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		4,450	$4,171,875
Platform Specialty Products Corp.
10.375%, 5/1/21(6)		15	16,725
6.50%, 2/1/22(6)		60	61,537
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(6)		15	15,938
Tronox Finance, LLC
6.375%, 8/15/20		130	125,937
7.50%, 3/15/22(6)		20	19,600
W.R. Grace & Co.
5.125%, 10/1/21(6)		30	31,538
5.625%, 10/1/24(6)		10	10,575

			$4,453,725

Commercial Services — 0.0%(7)
CEB, Inc.
5.625%, 6/15/23(6)		15	$15,938

			$15,938

Security	Principal Amount* (000’s omitted)	Value
Conglomerates — 0.0%(7)
Belden, Inc.
5.50%, 9/1/22(6)	20	$20,750
Spectrum Brands, Inc.
6.625%, 11/15/22	30	31,950
5.75%, 7/15/25	70	73,500
TMS International Corp.
7.625%, 10/15/21(6)	55	55,137

		$181,337

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,750
HRG Group, Inc.
7.875%, 7/15/19	110	114,977

		$168,727

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,594
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)	35	36,903
6.375%, 8/15/25(6)	15	15,984
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,875	3,994,466
4.523%, 7/15/21(6)(8)	950	979,688

		$5,053,635

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	50	$49,000

		$49,000

Diversified Financial Services — 0.0%(7)
Intelsat Connect Finance S.A.
12.50%, 4/1/22(6)	29	$18,488

		$18,488

Drugs — 0.1%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)	140	$148,750
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(6)	30	29,700
5.625%, 10/15/23(6)	40	35,650
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	55	48,606
7.50%, 7/15/21(6)	50	43,625
5.625%, 12/1/21(6)	30	23,850
5.875%, 5/15/23(6)	90	68,963
6.125%, 4/15/25(6)	20	15,050

		$414,194

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.25%, 8/1/20	50	$51,312
5.125%, 6/1/21	25	25,661

Security	Principal Amount* (000’s omitted)	Value
Covanta Holding Corp.
5.875%, 3/1/24	25	$24,938

		$101,911

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$25,625
5.00%, 9/15/26(6)	35	34,300

		$59,925

Electronics/Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23	45	$47,081
CommScope, Inc.
4.375%, 6/15/20(6)	20	20,600
Infor (US), Inc.
5.75%, 8/15/20(6)	20	20,875
6.50%, 5/15/22	50	51,562
Informatica, LLC
7.125%, 7/15/23(6)	10	9,700
Nuance Communications, Inc.
5.375%, 8/15/20(6)	19	19,487
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	65	67,925
Western Digital Corp.
7.375%, 4/1/23(6)	1,425	1,572,844
Zebra Technologies Corp.
7.25%, 10/15/22	100	108,250

		$1,918,324

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(6)	350	$377,370

		$377,370

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(6)	45	$47,456
5.375%, 5/15/20	10	10,663
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17	45	45,004
6.00%, 8/1/20	40	41,180
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (9)(10)	80	87,653
Navient Corp.
5.50%, 1/15/19	115	117,886
5.00%, 10/26/20	25	24,875

		$374,717

Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)	10	$11,400

		$11,400

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(6)	45	$47,137

Security	Principal Amount* (000’s omitted)		Value
Iceland Bondco PLC
4.607%, 7/15/20(6)(8)	GBP	1,500	$1,887,018
Post Holdings, Inc.
6.75%, 12/1/21(6)		20	21,250
6.00%, 12/15/22(6)		35	36,881
7.75%, 3/15/24(6)		35	38,916
8.00%, 7/15/25(6)		15	16,950
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	27,219

			$2,075,371

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		65	$66,869
6.00%, 4/1/22(6)		125	130,471
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,650
3.75%, 11/1/21		15	15,281
3.875%, 11/1/23		5	4,894

			$228,165

Food/Drug Retailers — 0.0%(7)
Rite Aid Corp.
6.125%, 4/1/23(6)		115	$120,175

			$120,175

Health Care — 1.3%
Alere, Inc.
7.25%, 7/1/18		10	$10,119
6.50%, 6/15/20		35	35,102
6.375%, 7/1/23(6)		65	66,097
Capsugel S.A.
7.00%, 5/15/19(6)(11)		19	19,107
Centene Corp.
4.75%, 5/15/22		20	20,400
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,190	2,197,063
7.125%, 7/15/20		120	99,300
Envision Healthcare Corp.
5.625%, 7/15/22		45	46,519
HCA Holdings, Inc.
6.25%, 2/15/21		85	91,375
HCA, Inc.
6.50%, 2/15/20		15	16,425
4.75%, 5/1/23		1,050	1,090,687
5.875%, 2/15/26		25	26,063
Hologic, Inc.
5.25%, 7/15/22(6)		70	73,237
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)		45	47,362
Opal Acquisition, Inc.
8.875%, 12/15/21(6)		50	43,250
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)		2,300	2,394,875
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)		35	38,063

Security	Principal Amount* (000’s omitted)	Value
Teleflex, Inc.
5.25%, 6/15/24	20	$20,700
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,162
4.375%, 10/1/21	600	606,378
8.125%, 4/1/22	95	96,425
6.75%, 6/15/23	10	9,475
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	123,825

		$7,230,009

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$35,438

		$35,438

Industrial Equipment — 0.0%(7)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)	60	$59,550
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(12)	50	0
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(11)	32	27,476

		$87,026

Insurance — 0.1%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)	40	$42,350
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(11)	45	45,450
Hub International, Ltd.
7.875%, 10/1/21(6)	60	63,000
USI, Inc.
7.75%, 1/15/21(6)	100	102,187

		$252,987

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$48,431
5.875%, 2/15/25	55	59,813
Riverbed Technology, Inc.
8.875%, 3/1/23(6)	40	42,700

		$150,944

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	790	$819,625
NCL Corp., Ltd.
4.625%, 11/15/20(6)	45	46,237
Regal Entertainment Group
5.75%, 3/15/22	30	31,275
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	53,125
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	25	25,555
5.25%, 11/15/23(6)	40	40,700

Security	Principal Amount* (000’s omitted)	Value
Viking Cruises, Ltd.
8.50%, 10/15/22(6)	60	$63,300
6.25%, 5/15/25(6)	40	38,600

		$1,118,417

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)	224	$90,134
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,066	2,308,240
9.00%, 2/15/20(5)	492	548,333
9.00%, 2/15/20(5)	1,156	1,291,472
ESH Hospitality, Inc.
5.25%, 5/1/25(6)	30	30,180
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,125
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	113,290
MGM Resorts International
6.625%, 12/15/21	90	100,575
7.75%, 3/15/22	30	35,016
6.00%, 3/15/23	65	70,180
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,450
Station Casinos, LLC
7.50%, 3/1/21	55	57,338
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)	310	116,250

		$4,870,583

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)	1,000	$1,043,750

		$1,043,750

Metals/Mining — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	$123,300

		$123,300

Nonferrous Metals/Minerals — 0.0%(7)
Imperial Metals Corp.
7.00%, 3/15/19(6)	25	$23,875
New Gold, Inc.
6.25%, 11/15/22(6)	70	70,700
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	55,137

		$149,712

Oil and Gas — 0.5%
Antero Resources Corp.
5.375%, 11/1/21	100	$102,875
5.625%, 6/1/23	30	30,750
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	10	10,302
Bonanza Creek Energy, Inc.
6.75%, 4/15/21(5)	70	65,100

Security	Principal Amount* (000’s omitted)	Value
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	25	$26,406
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	700	728,000
Concho Resources, Inc.
5.50%, 4/1/23	240	250,200
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	90	94,211
7.75%, 2/15/23(6)	60	65,325
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	131,950
Denbury Resources, Inc.
5.50%, 5/1/22	20	17,250
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	95	99,987
8.125%, 9/15/23(6)	25	27,250
Energy Transfer Equity, L.P.
5.875%, 1/15/24	75	80,437
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	65	60,125
Gulfport Energy Corp.
6.625%, 5/1/23	60	63,000
Matador Resources Co.
6.875%, 4/15/23	40	42,400
Newfield Exploration Co.
5.625%, 7/1/24	120	126,900
Noble Energy, Inc.
5.625%, 5/1/21	27	28,041
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,500
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,012
RSP Permian, Inc.
6.625%, 10/1/22	80	84,900
Sabine Pass Liquefaction, LLC
5.625%, 4/15/23	100	109,000
5.625%, 3/1/25	40	43,600
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	140	149,275
6.75%, 5/1/23(6)	60	64,500
6.875%, 6/30/23(6)	25	26,875
Seventy Seven Energy, Inc.
6.50%, 7/15/22(3)(5)	35	0
SM Energy Co.
6.125%, 11/15/22	25	25,938
6.50%, 1/1/23	80	82,800
Sunoco L.P./Sunoco Finance Corp.
6.375%, 4/1/23	35	36,103
Tesoro Corp.
5.375%, 10/1/22	90	93,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,994
6.25%, 10/15/22	35	37,450

Security	Principal Amount* (000’s omitted)	Value
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(6)	35	$10,150
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,088
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,350

		$2,912,644

Publishing — 0.0%(7)
Laureate Education, Inc.
9.25%, 9/1/19(6)	55	$57,681
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(11)	20	19,100
Tribune Media Co.
5.875%, 7/15/22	35	35,525

		$112,306

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,700
Series B, 6.50%, 11/15/22	90	94,410
iHeartCommunications, Inc.
9.00%, 12/15/19	953	801,116
11.25%, 3/1/21	45	35,437
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	36,356
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	85	90,685
Univision Communications, Inc.
6.75%, 9/15/22(6)	746	785,165
5.125%, 5/15/23(6)	30	29,906

		$1,923,775

Real Estate Investment Trusts (REITs) — 0.0%(7)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	10	$10,900

		$10,900

Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	45	$46,294
5.75%, 3/1/23	105	111,457
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	1,175	1,048,687
Hot Topic, Inc.
9.25%, 6/15/21(6)	150	158,250
L Brands, Inc.
6.875%, 11/1/35	50	49,000
Michaels Stores, Inc.
5.875%, 12/15/20(6)	45	46,294
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	142,087
Party City Holdings, Inc.
6.125%, 8/15/23(6)	65	66,788
PetSmart, Inc.
7.125%, 3/15/23(6)	40	39,400

Security	Principal Amount* (000’s omitted)	Value
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	$51,975
Vista Outdoor, Inc.
5.875%, 10/1/23	35	36,619

		$1,796,851

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	45	$47,363

		$47,363

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(6)	60	$62,475
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(11)	65	67,113

		$129,588

Steel — 0.0%(7)
ArcelorMittal
7.25%, 2/25/22	25	$28,313

		$28,313

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	40	$36,500
XPO Logistics, Inc.
6.50%, 6/15/22(6)	75	78,563

		$115,063

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(6)	15	$15,113
5.625%, 1/15/26(6)	25	25,162

		$40,275

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(5)(6)	45	$36,450
CenturyLink, Inc.
6.75%, 12/1/23	40	41,300
CommScope Technologies Finance, LLC
6.00%, 6/15/25(6)	40	42,825
Frontier Communications Corp.
6.25%, 9/15/21	30	28,200
10.50%, 9/15/22	25	26,234
7.625%, 4/15/24	30	26,625
6.875%, 1/15/25	45	37,913
11.00%, 9/15/25	30	30,450
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	120	94,800
7.50%, 4/1/21	5	3,900
Intelsat Luxembourg S.A.
7.75%, 6/1/21	22	7,755
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,383

Security	Principal Amount* (000’s omitted)		Value
Sprint Communications, Inc.
7.00%, 8/15/20		655	$702,488
6.00%, 11/15/22		5	5,100
Sprint Corp.
7.25%, 9/15/21		60	64,350
7.875%, 9/15/23		250	273,900
7.625%, 2/15/25		45	48,431
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,548
6.633%, 4/28/21		50	52,250
6.731%, 4/28/22		20	20,850
6.625%, 4/1/23		40	42,608
6.375%, 3/1/25		35	37,931
6.50%, 1/15/26		115	126,816
Wind Acquisition Finance S.A.
4.922%, 4/30/19(6)(8)	EUR	500	550,437
6.50%, 4/30/20(6)		475	494,000
3.673%, 7/15/20(6)(8)	EUR	475	517,249

			$3,379,793

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		25	$25,438
Calpine Corp.
5.375%, 1/15/23		50	49,500
7.875%, 1/15/23(6)		1,516	1,586,115
5.25%, 6/1/26(6)		1,050	1,063,125
Dynegy, Inc.
6.75%, 11/1/19		55	56,719
7.375%, 11/1/22		35	34,737
7.625%, 11/1/24		35	33,512

			$2,849,146

Total Corporate Bonds & Notes (identified cost $48,026,462)			$47,643,733

Asset-Backed Securities — 5.7%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.373%, 7/15/27(6)(8)		$1,000	$992,799
Apidos CLO XIX
Series 2014-19A, Class E, 6.473%, 10/17/26(6)(8)		2,100	2,080,661
Apidos CLO XVII
Series 2014-17A, Class C, 4.323%, 4/17/26(6)(8)		1,000	991,690
Series 2014-17A, Class D, 5.773%, 4/17/26(6)(8)		1,000	955,115
Apidos CLO XXI
Series 2015-21A, Class D, 6.574%, 7/18/27(6)(8)		1,000	950,996
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.606%, 11/15/25(6)(8)		2,000	1,998,506
Series 2015-2A, Class E2, 6.239%, 7/29/26(6)(8)		1,000	960,784

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(6)(8)	$350	$350,578
Series 2013-IA, Class E, 5.43%, 4/20/25(6)(8)	225	213,650
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(6)(8)	500	474,638
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.472%, 10/14/28(6)(8)	1,200	1,217,047
Series 2014-4A, Class E, 6.223%, 10/15/26(6)(8)	2,000	1,960,946
Series 2015-5A, Class D, 7.13%, 1/20/28(6)(8)	500	504,094
Cent CLO, L.P.
Series 2014-22A, Class D, 6.181%, 11/7/26(6)(8)	1,000	961,459
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.03%, 7/20/26(6)(8)	1,975	1,891,145
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.856%, 8/15/28(6)(8)	1,000	1,002,022
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.806%, 8/15/25(6)(8)	430	393,093
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.63%, 1/20/28(6)(8)	1,000	983,270
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.631%, 5/5/27(6)(8)	2,000	1,932,968
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(6)(8)	450	448,809
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.73%, 10/20/28(6)(8)	1,000	1,003,904
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class D, 4.373%, 7/17/25(6)(8)	925	913,597
Series 2013-1A, Class E, 5.523%, 7/17/25(6)(8)	1,125	1,042,259
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.523%, 7/15/27(6)(8)	2,000	2,000,673
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.48%, 7/20/27(6)(8)	1,200	1,170,881
Race Point CLO, Ltd.
Series 2012-7A, Class D, 5.133%, 11/8/24(6)(8)	1,750	1,753,158
Recette CLO, LLC
Series 2015-1A, Class E, 6.73%, 10/20/27(6)(8)	1,000	983,863
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.23%, 7/20/28(6)(8)	1,600	1,624,236

Total Asset-Backed Securities (identified cost $30,525,035)		$31,756,841

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)	55	$942,869

		$942,869

Automotive — 0.1%
Dayco Products, LLC(12)(13)	18,702	$476,901

		$476,901

Security	Shares	Value
Business Equipment and Services — 0.2%
Education Management Corp.(3)(12)(13)	3,185,850	$2,230
RCS Capital Corp.(3)(12)(13)	59,826	912,346

		$914,576

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(12)(13)	61,354	$84,362

		$84,362

Lodging and Casinos — 0.2%
Tropicana Entertainment, Inc.(12)(13)	35,670	$1,070,100

		$1,070,100

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	704	$0

		$0

Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc.(12)(13)	55	$2,615
Southcross Holdings Group, LLC(3)(12)(13)	59	0
Southcross Holdings L.P., Class A(12)(13)	59	20,281

		$22,896

Publishing — 0.3%
ION Media Networks, Inc.(3)(12)	3,990	$1,481,367
MediaNews Group, Inc.(3)(12)(13)	10,718	383,809
Nelson Education, Ltd.(3)(12)(13)	54,585	0

		$1,865,176

Total Common Stocks (identified cost $2,125,077)		$5,376,880

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	3,545	$992

Total Convertible Preferred Stocks (identified cost $250,194)		$992

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,460,065
Invesco Senior Income Trust	483,234	2,237,373
Nuveen Credit Strategies Income Fund	365,228	3,228,616
Nuveen Floating Rate Income Fund	148,079	1,784,352
Nuveen Floating Rate Income Opportunity Fund	103,281	1,255,897
Voya Prime Rate Trust	396,676	2,213,452

Total Closed-End Funds (identified cost $12,168,732)		$12,179,755

Warrants — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc., Expires 8/1/21(12)(13)	301	$6,923

Total Warrants (identified cost $21,631)		$6,923

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(13)	$99,307	$50

		$50

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(13)	540,000	$0

		$0

Total Miscellaneous (identified cost $0)		$50

Short-Term Investments — 4.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	24,695,974	$24,698,444

Total Short-Term Investments (identified cost $24,698,444)		$24,698,444

Total Investments — 160.7% (identified cost $903,305,834)		$896,949,681

Less Unfunded Loan Commitments — (0.1)%		$(280,109)

Net Investments — 160.6% (identified cost $903,025,725)		$896,669,572

Other Assets, Less Liabilities — (43.4)%		$(242,405,539)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.2)%		$(95,916,624)

Net Assets Applicable to Common Shares — 100.0%		$558,347,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $53,703,483 or 9.6% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $23,744.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,017,663	CAD	4,046,242	Goldman Sachs International	2/28/17	$—	$(92,646)
USD	2,378,434	EUR	2,200,000	State Street Bank and Trust Company	2/28/17	1,273	—
USD	5,610,104	EUR	5,261,079	State Street Bank and Trust Company	2/28/17	—	(74,638)
USD	8,777,579	EUR	8,352,559	HSBC Bank USA, N.A.	3/31/17	—	(262,960)
USD	4,724,505	GBP	3,850,264	Goldman Sachs International	3/31/17	—	(125,765)
USD	4,618,864	EUR	4,301,676	Goldman Sachs International	4/28/17	—	(43,031)
USD	3,087,838	GBP	2,454,756	State Street Bank and Trust Company	4/28/17	—	(6,432)

						$1,273	$(605,472)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,273 and $605,472, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$904,484,119

Gross unrealized appreciation	$14,516,966
Gross unrealized depreciation	(22,331,513)

Net unrealized depreciation	$(7,814,547)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$773,205,755	$1,800,199	$775,005,954
Corporate Bonds & Notes	—	47,643,733	0	47,643,733
Asset-Backed Securities	—	31,756,841	—	31,756,841
Common Stocks	1,072,715	581,544	3,722,621	5,376,880
Convertible Preferred Stocks	—	—	992	992
Closed-End Funds	12,179,755	—	—	12,179,755
Warrants	—	6,923	—	6,923
Miscellaneous	—	50	0	50
Short-Term Investments	—	24,698,444	—	24,698,444
Total Investments	$13,252,470	$877,893,290	$5,523,812	$896,669,572
Forward Foreign Currency Exchange Contracts	$—	$1,273	$—	$1,273
Total	$13,252,470	$877,894,563	$5,523,812	$896,670,845

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(605,472)	$—	$(605,472)
Total	$—	$(605,472)	$—	$(605,472)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017